Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Payables [Abstract]
Accrued expenses and other payables
15.	Accrued expenses and other payables

		As of December 31,
		2022	2023
		RMB	RMB
Accrual for salary and bonus		6,426	7,770
Other taxes and surcharge payable		24,081	24,224
Down payments collected on behalf of secondary property sellers	(1)	—	—
Amounts due to franchisees	(2)	218	218
Professional service fee		982	2,177
Amounts due to third parties under collaborative agreements	(3)	41,444	29,652
Accrued expenses		10,406	6,723
Receipt in advance		12,551	8,532
Others		85,032	38,260
Accrued expenses and other payables		181,140	117,556

(1)	These amounts were held on behalf of home purchasers in respect of their down payments made for secondary property transactions for which legal title transfer from property sellers had not yet been completed. Too small to show up after in thousand and by rounding.

(2)	The Group entered into franchise agreements with certain real estate agency companies which are granted with the right to use the Group’s brands, access of listings in the Group’s platform and other resources. These amounts as of December 31, 2022 and 2023 represent the commission received on behalf of the real estate agency companies and guarantee deposits.

(3)	The amount represents funds provided by third parties under Collaborative Agreements (see note 1) for the parking space sales projects.